Contingent liabilities (Details Narrative) £ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Jan. 23, 2023 GBP (£)	Jan. 23, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 18, 2022 GBP (£)
Notes and other explanatory information [abstract]
Aggregate consideration							£ 7,400
Requested for reimbursement				£ 225	$ 225
Contingent liability	$ 225	£ 225	$ 225			£ 225